Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017	[1]
Inventories [Abstract]
Raw materials	$ 948.8	$ 733.2
Work in progress	101.5	57.6
Finished goods	39.6	33.2
Current inventories	$ 1,089.9	$ 824.0	[1]	$ 684.4

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)